SIGNIFICANT ACCOUNTING POLICIES, JUDGEMENTS AND ESTIMATES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Self-generated biofuel certificates, value recognized	$ 0
Chemical plants
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail Service Stations
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Upgraders | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	3 years
Upgraders | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	5 years